TAXES ON INCOME - Schedule of reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Income Tax Disclosure [Abstract]
Beginning balance		$ 402.8	[1]	$ 380.4
Settlement and decrease related to tax positions taken during prior years		(162.9)		(67.9)
Increase related to tax positions taken during prior years		17.0		36.4
Increase related to tax positions taken during the current year		59.3		53.9
Ending balance	[1]	$ 316.2		$ 402.8

[1]	As of December 31, 2025 and 2024 unrecognized tax benefit in the amounts of $20.2 and $18.3 was presented net from deferred tax asset.